Related Party Transactions (Detail) $ in Thousands		3 Months Ended		4 Months Ended	12 Months Ended		19 Months Ended
	Mar. 31, 2016	Sep. 30, 2016 USD ($) Owner	Sep. 30, 2015 USD ($)	Mar. 31, 2015 AUD	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 AUD
MI4 Oil and Gas LLC | Utah CO2 LLC
Related Party Transaction [Line Items]
Number of noncontrolling interest owners | Owner		1
CO2 Business
Related Party Transaction [Line Items]
Ownership percentage, sold in period	100.00%
Series A Preferred Stock
Related Party Transaction [Line Items]
Percent of shares transferred	100.00%
Devizes International Consulting Limited | Affiliated Entity
Related Party Transaction [Line Items]
Amount of transaction		$ 21	$ 25		$ 59	$ 147
MPA | Compensation Arrangement | Director
Related Party Transaction [Line Items]
Amount of transaction | AUD				AUD 5,400			AUD 5,400
MI3 Petroleum Engineering | Compensation Arrangement | Affiliated Entity
Related Party Transaction [Line Items]
Amount of transaction			292		$ 293	$ 1,100
MI3 Petroleum Engineering | Compensation Arrangement | Affiliated Entity | Discontinued Operations
Related Party Transaction [Line Items]
Amount of transaction		$ 0	$ 292